Tenant Concentration (Details) - Tenant Revenue - Concentration	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TMobile
Tenant Concentration
Percentage of revenue	17.20%	18.40%	18.30%	18.50%	16.90%
Verizon
Tenant Concentration
Percentage of revenue	11.40%	15.10%	15.00%	14.80%	16.00%
Sprint
Tenant Concentration
Percentage of revenue	12.80%	13.10%	13.10%	13.50%	17.30%
AT&T Mobility
Tenant Concentration
Percentage of revenue	13.20%	12.40%	12.30%	13.20%	14.60%
Crown Castle
Tenant Concentration
Percentage of revenue	11.40%	12.30%	12.30%	12.30%	16.10%